CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lending's [Abstract]
Disclosure of detailed information about cash collateral and reverse purchase agreements [Text Block]
a)	We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2018	2017
	S/(000)	S/(000)
Cash collateral on repurchase agreements and security lendings (i)	3,409,890	6,962,421
Cash collateral for short sales	–	17,688
Reverse repurchase agreement and security borrowings (ii)	659,380	456,145
Receivables for short sales	13,672	44,166
Total	4,082,942	7,480,420

(i)	At December 31, 2018, the balance mainly comprises cash collateral for approximately US$919.2 million, equivalent to S/3,100.5 million, delivered to BCRP to secure a borrowing in soles of approximately S/2,948.5 million obtained from the same entity (cash collateral for approximately US$2,061.5 million, equivalent to S/6,681.2 million, and borrowing of approximately S/6,575.8 million, at December 31, 2017).

Cash collateral bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see paragraph (c) below.

(ii)	Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

Disclosure of detailed information about reverse repurchase agreements and security borrowings, in which a financial instrument serves as collateral [Text Block]

		At December 31, 2018						At December 31, 2017
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Instruments issued by the Colombian Government	Colombian pesos	6.60	–	401,580	47,872	449,452	443,386	6.79	–	138,552	170,106	308,658	309,574
Instruments issued by the Chilean Government	Chilean pesos	0.27	24,624	–	–	24,624	24,628	0.35	8,920	256	–	9,176	9,176
Other instruments		3.76	12,013	157,871	15,420	185,304	186,774	2.62	23,337	70,809	44,165	138,311	137,815
			36,637	559,451	63,292	659,380	654,788		32,257	209,617	214,271	456,145	456,565

Disclosure of detailed information about payables from repurchase agreements and security lendings [Text Block]
b)
Credicorp, through its subsidiaries, obtains financing through “Payables on repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		At December 31, 2018						At December 31, 2017
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Instruments issued by the Colombian Government	Colombian pesos	5.97	–	1,231,639	3,124	1,234,763	1,235,472	6.62	–	1,291,621	–	1,291,621	1,292,272
Instruments issued by the Chilean Government	Chilean pesos	0.26	24,912	–	–	24,912	27,529	0.25	103,040	–	–	103,040	103,040
Other instruments		1.88	144,668	66,224	–	210,892	214,051	0.23	146,146	–	236	146,382	146,382
Debt instruments (c)			159,570	365,201	7,420,019	7,944,790	8,572,837		8,921	47,946	11,817,933	11,874,800	12,392,983
			329,150	1,663,064	7,423,143	9,415,357	10,049,889		258,107	1,339,567	11,818,169	13,415,843	13,934,677

Disclosure of detailed information about repurchase agreement and security lending secured with cash, available for sale investments and held to maturity investment [Text Block]
c)	At December 31, 2018, and 2017, the Group has repurchase agreements secured with: (i) cash, see Note 5(a), and (ii) investments, see Note 6(b). This item consists of the following:

		At December 31, 2018			At December 31, 2017
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP, Note 5(a)(i)	Soles	January 2019 / November 2019	2,948,500	Cash with BCRP	January 2018 / October 2020	6,575,800	Cash with BCRP
BCRP	Soles	January 2019 / November 2020	2,220,265	FVOCI investments (*) and amortized cost investments	January 2018 / July 2020	2,710,232	Available-for-sale investments and held-to-maturity investments
Natixis S.A.	Soles	August 2020 / August 2028	570,000	Amortized cost investments	August 2020 / August 2028	570,000	Held-to-maturity investments
Nomura International PLC (i)	U.S. Dollar	March 2019 / December 2019	505,950	Amortized cost investments and cash	March 2019 / December 2019	486,150	Held-to-maturity investments and cash
Natixis	U.S. Dollar	January 2019 / March 2019	566,962	FVOCI investments (*), amortized cost investments and FVPL investments	January 2018 / July 2018	293,944	Available-for-sale investments and held-to-maturity investments
Nomura International PLC (ii)	U.S. Dollar	August 2020	269,840	Amortized cost investments and cash	August 2020	259,280	Held-to-maturity investments and cash
Nomura International PLC (iii)	U.S. Dollar	August 2020	236,110	Amortized cost investments and cash	August 2020	226,870	Held-to-maturity investments and cash
Citigroup Global Markets Limited (iv)	U.S. Dollar	August 2026	151,785	FVOCI investments (*)	August 2026	145,845	Available-for-sale investments
Citigroup Global Markets Limited	Soles	August 2020	100,000	Amortized cost investments	August 2020	100,000	Held-to-maturity investments
Banco Central de Bolivia	Bolivianos	May 2019	89,941	Cash	January 2018	90,134	Cash
Banco Económico S.A.	Bolivianos	October 2033	15,437	Amortized cost investments	-	–	-
Banco de la República	Colombian Pesos	January 2019	42,607	FVPL investments	-	–	-
UBS	U.S. Dollar	February 2019	33,255	FVOCI investments (*)	January 2018 / March 2018	83,921	Held-to-maturity investments
Natixis S.A. (v)	U.S. Dollar	August 2026	84,325	FVOCI investments (*)	August 2026	81,025	Available-for-sale investments
Other below S/22 million	-	January 2019	21,606	FVPL investments	January 2018 / December 2032	46,069	Investments
Accrued interest			88,207			205,530
			7,944,790			11,874,800

(*) This item includes investments at fair value through other comprehensive income

At December 31, 2018, said operations accrue interest at fixed and variable rates between 0.09 percent and 7.20 percent and between Libor 3M + 0.35 percent and Libor 6M + 1.90 percent, respectively, (between 1.00 percent and 7.20 percent and between Libor 3M + 0.35 percent and Libor 6M + 1.90 percent, respectively, at December 31, 2017).

Certain repurchase agreements were hedged using interest rate swaps (IRS) and cross-currency swaps (CCS), as detailed below:

(i)	At December 31, 2018, the Group holds five IRS which were designated as cash flow hedges of certain repurchase agreements at variable rate for a notional amount of US$150.0 million, equivalent to S/506.0 million (US$150.0 million, equivalent to S/486.2 million, at December 31, 2017). By using these IRS, those repurchase agreements were economically converted to fixed interest rate; see Note 12(b).

(ii)	At December 31, 2018, the Group maintains an IRS and a CCS, which were together designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable interest rate for a notional amount of US$80.0 million, equivalent to S/269.8 million (US$80.0 million, equivalent to S/259.3 million, at December 31, 2017). By means of the IRS and the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate, See Note 12(b).

(iii)	At December 31, 2018, the Group maintains a CCS which were designated as a cash flow hedge for a repurchase agreement in U.S. dollars at variable rate for a notional amount of US$70.0 million, equivalent to S/236.1million (approximately US$70.0 million, equivalent to S/226.9 million, at December 31, 2017). By means of the CCS, this repurchase agreement was economically converted to soles at a fixed interest rate. See Note 12(b).

(iv)	December 31, 2018, the Group maintains two CCS which were designated as a cash flow hedge of two repurchase agreements in U.S. dollars at variable rate for a total notional amount of US$45.0 million, equivalent to S/151.8 million (approximately US$45.0 million, equivalent to S/145.8 million, at December 31, 2017). By means of the CCS, said repurchase agreements were economically converted to soles; see Note 12(b).

(v)	At December 31, 2018, the Group maintains a CCS which were designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable rate for a notional amount of US$25.0 million, equivalent to S/84.3 million (approximately US$25.0 million, equivalent to S/81.0 million, at December 31, 2017). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see Note 12(b).